Basis of preparation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Basis Of Preparation [Abstract]
Cash & cash equivalents	$ 77,554	$ 71,318	$ 67,619	$ 60,447
Maximum amount paid in cash outflows from operating activities	$ 26,600
Percentage of reduction in cash outflows from operating activities	14.00%